American Century Investments®
Quarterly Portfolio Holdings
Diversified Bond Fund
December 31, 2023

Diversified Bond - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 33.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 5.36%, (1-year H15T1Y plus 2.25%), 9/1/35	169,098	173,088
FHLMC, VRN, 5.52%, (1-year RFUCC plus 1.87%), 7/1/36	447,643	459,062
FHLMC, VRN, 6.19%, (1-year H15T1Y plus 2.14%), 10/1/36	355,636	364,021
FHLMC, VRN, 5.31%, (1-year H15T1Y plus 2.26%), 4/1/37	349,291	356,909
FHLMC, VRN, 5.71%, (1-year RFUCC plus 1.89%), 7/1/41	135,934	135,990
FHLMC, VRN, 4.55%, (1-year RFUCC plus 1.65%), 12/1/42	161,506	164,619
FHLMC, VRN, 3.84%, (1-year RFUCC plus 1.63%), 1/1/44	575,583	589,333
FHLMC, VRN, 5.51%, (1-year RFUCC plus 1.60%), 6/1/45	384,561	392,401
FHLMC, VRN, 5.76%, (1-year RFUCC plus 1.63%), 8/1/46	449,842	459,893
FHLMC, VRN, 3.11%, (1-year RFUCC plus 1.64%), 9/1/47	348,490	348,206
FNMA, VRN, 7.14%, (6-month RFUCC plus 1.57%), 6/1/35	46,404	47,243
FNMA, VRN, 7.17%, (6-month RFUCC plus 1.57%), 6/1/35	186,813	190,065
FNMA, VRN, 7.25%, (6-month RFUCC plus 1.57%), 6/1/35	519,384	528,767
FNMA, VRN, 7.25%, (6-month RFUCC plus 1.57%), 6/1/35	252,162	256,817
FNMA, VRN, 7.23%, (6-month RFUCC plus 1.54%), 9/1/35	239,327	242,945
FNMA, VRN, 5.69%, (1-year H15T1Y plus 2.15%), 3/1/38	476,402	488,278
FNMA, VRN, 7.13%, (1-year RFUCC plus 1.61%), 4/1/46	494,077	508,323
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	1,054,399	1,009,461
FNMA, VRN, 3.12%, (1-year RFUCC plus 1.61%), 4/1/47	623,975	596,886
FNMA, VRN, 3.20%, (1-year RFUCC plus 1.62%), 5/1/47	199,920	203,157
FNMA, VRN, 4.87%, (1-year RFUCC plus 1.62%), 5/1/47	603,693	610,685
		8,126,149
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 33.3%
FHLMC, 6.00%, 9/1/35	1,002,495	1,048,751
FHLMC, 2.00%, 6/1/36	33,632,288	30,384,305
FHLMC, 6.00%, 2/1/38	566,571	592,767
FHLMC, 3.50%, 2/1/49	34,114,694	31,734,621
FHLMC, 3.00%, 1/1/50	23,864,303	21,241,332
FHLMC, 3.50%, 5/1/50	4,888,047	4,545,429
FHLMC, 2.50%, 10/1/50	23,938,329	20,474,089
FHLMC, 2.50%, 5/1/51	8,586,031	7,344,054
FHLMC, 3.50%, 5/1/51	22,013,830	20,425,008
FHLMC, 3.00%, 7/1/51	12,402,312	11,069,956
FHLMC, 2.00%, 8/1/51	26,831,644	21,988,253
FHLMC, 2.50%, 8/1/51	25,160,873	21,446,134
FHLMC, 2.50%, 10/1/51	14,656,591	12,637,535
FHLMC, 3.00%, 12/1/51	18,583,135	16,456,669
FHLMC, 3.00%, 2/1/52	18,476,082	16,449,738
FHLMC, 3.50%, 5/1/52	14,687,816	13,651,622
FHLMC, 4.00%, 5/1/52	22,899,226	21,668,950
FHLMC, 4.00%, 5/1/52	18,229,336	17,408,130
FHLMC, 3.00%, 6/1/52	9,069,670	8,069,277
FHLMC, 4.00%, 6/1/52	69,969,628	66,796,752
FHLMC, 5.00%, 7/1/52	10,874,139	10,883,320
FHLMC, 4.50%, 8/1/52	7,269,790	7,105,480
FHLMC, 4.50%, 10/1/52	34,749,000	33,708,199
FHLMC, 4.50%, 10/1/52	33,799,417	32,787,058
FHLMC, 5.50%, 11/1/52	9,241,417	9,302,781

FHLMC, 6.00%, 11/1/52	51,733,136	52,794,380
FHLMC, 5.50%, 12/1/52	8,733,748	8,794,663
FHLMC, 6.00%, 1/1/53	30,710,786	31,248,962
FNMA, 6.00%, 12/1/33	416,890	433,032
FNMA, 2.00%, 5/1/36	13,580,815	12,258,911
FNMA, 2.00%, 11/1/36	51,868,385	46,816,904
FNMA, 2.50%, 12/1/36	36,738,599	34,043,541
FNMA, 2.00%, 1/1/37	23,690,590	21,383,906
FNMA, 6.00%, 9/1/37	740,411	773,285
FNMA, 6.00%, 11/1/37	641,034	669,237
FNMA, 4.50%, 4/1/39	755,828	754,526
FNMA, 4.50%, 5/1/39	2,212,106	2,207,614
FNMA, 6.50%, 5/1/39	376,889	394,563
FNMA, 4.50%, 9/1/39	684,982	684,084
FNMA, 4.50%, 10/1/39	3,606,368	3,602,385
FNMA, 4.50%, 11/1/40	487,880	487,140
FNMA, 3.50%, 12/1/40	77,035	73,168
FNMA, 4.00%, 8/1/41	3,285,783	3,205,598
FNMA, 4.50%, 9/1/41	452,830	452,331
FNMA, 3.50%, 10/1/41	3,091,389	2,932,360
FNMA, 3.50%, 12/1/41	2,447,250	2,318,728
FNMA, 4.00%, 12/1/41	1,438,622	1,399,949
FNMA, 3.50%, 2/1/42	3,588,285	3,399,846
FNMA, 3.50%, 5/1/42	694,403	657,797
FNMA, 3.50%, 6/1/42	9,390,539	8,889,631
FNMA, 3.50%, 8/1/42	6,283,647	5,936,735
FNMA, 3.50%, 9/1/42	1,085,973	1,025,125
FNMA, 4.00%, 11/1/45	1,209,761	1,164,137
FNMA, 4.00%, 11/1/45	1,096,974	1,057,981
FNMA, 4.00%, 2/1/46	1,932,164	1,863,484
FNMA, 4.00%, 4/1/46	3,014,649	2,908,424
FNMA, 3.00%, 5/1/50	3,190,743	2,909,994
FNMA, 2.50%, 6/1/50	25,166,962	21,629,827
FNMA, 2.50%, 10/1/50	37,515,315	31,982,851
FNMA, 2.50%, 12/1/50	11,218,315	9,572,006
FNMA, 2.50%, 2/1/51	53,006,349	45,457,298
FNMA, 2.00%, 3/1/51	3,577,640	2,929,169
FNMA, 3.00%, 6/1/51	1,549,561	1,399,956
FNMA, 2.50%, 12/1/51	23,645,544	20,268,532
FNMA, 2.00%, 2/1/52	7,227,585	5,988,212
FNMA, 2.50%, 2/1/52	10,266,501	8,783,304
FNMA, 3.00%, 2/1/52	38,917,682	34,653,757
FNMA, 3.00%, 2/1/52	32,239,336	28,776,898
FNMA, 3.00%, 2/1/52	17,987,116	16,011,467
FNMA, 2.00%, 3/1/52	47,950,490	39,583,376
FNMA, 2.50%, 3/1/52	29,946,580	25,735,564
FNMA, 3.00%, 4/1/52	10,981,238	9,776,149
FNMA, 3.50%, 4/1/52	8,679,533	7,964,106
FNMA, 4.00%, 4/1/52	23,251,383	22,099,604
FNMA, 4.00%, 4/1/52	10,557,252	10,081,666
FNMA, 4.00%, 4/1/52	7,608,629	7,205,413
FNMA, 3.00%, 5/1/52	17,272,541	15,521,485
FNMA, 3.50%, 5/1/52	34,734,410	31,984,501
FNMA, 3.50%, 5/1/52	28,923,369	26,549,607
FNMA, 3.50%, 5/1/52	26,799,260	24,973,140

FNMA, 4.00%, 5/1/52	34,314,397	32,488,765
FNMA, 3.00%, 6/1/52	7,100,306	6,383,991
FNMA, 3.50%, 6/1/52	29,644,139	27,677,739
FNMA, 4.50%, 7/1/52	19,387,893	18,807,188
FNMA, 5.00%, 8/1/52	55,472,531	54,972,818
FNMA, 4.50%, 9/1/52	14,368,232	14,089,250
FNMA, 5.00%, 9/1/52	16,550,633	16,567,805
FNMA, 5.50%, 10/1/52	26,796,317	26,969,424
FNMA, 5.50%, 1/1/53	49,013,710	49,365,948
FNMA, 6.50%, 1/1/53	49,627,985	50,881,778
FNMA, 5.00%, 2/1/53	11,797,159	11,684,873
FNMA, 5.00%, 8/1/53	32,284,866	32,238,553
FNMA, 6.00%, 9/1/53	29,780,683	30,272,833
FNMA, 6.00%, 9/1/53	29,760,188	30,272,659
GNMA, 7.00%, 4/20/26	268	275
GNMA, 7.50%, 8/15/26	780	786
GNMA, 8.00%, 8/15/26	229	231
GNMA, 8.00%, 6/15/27	1,529	1,527
GNMA, 6.50%, 3/15/28	2,155	2,202
GNMA, 6.50%, 5/15/28	5,212	5,312
GNMA, 7.00%, 5/15/31	6,487	6,714
GNMA, 6.00%, 7/15/33	249,806	259,006
GNMA, 4.50%, 8/15/33	501,100	495,532
GNMA, 6.00%, 9/20/38	194,351	201,750
GNMA, 5.50%, 11/15/38	283,213	286,397
GNMA, 5.50%, 11/15/38	116,668	117,980
GNMA, 5.50%, 1/15/39	286,643	289,822
GNMA, 6.00%, 1/20/39	72,208	76,290
GNMA, 6.00%, 2/20/39	70,127	74,094
GNMA, 4.50%, 4/15/39	415,595	409,667
GNMA, 4.50%, 6/15/39	577,344	576,311
GNMA, 5.00%, 9/15/39	18,033	18,222
GNMA, 5.50%, 9/15/39	23,967	24,374
GNMA, 5.00%, 10/15/39	282,621	285,217
GNMA, 4.50%, 1/15/40	542,156	539,918
GNMA, 4.00%, 11/20/40	704,576	690,873
GNMA, 4.00%, 12/15/40	262,468	253,573
GNMA, 4.50%, 12/15/40	1,154,324	1,150,126
GNMA, 4.50%, 6/15/41	215,391	213,944
GNMA, 3.50%, 6/20/42	5,222,768	4,957,900
GNMA, 3.50%, 3/20/43	229,317	217,897
GNMA, 3.50%, 4/20/43	1,412,429	1,342,093
GNMA, 3.00%, 5/20/50	8,869,996	8,082,799
GNMA, 3.00%, 7/20/50	23,462,816	21,363,065
GNMA, 2.00%, 10/20/50	80,655,956	68,339,573
GNMA, 2.50%, 11/20/50	30,904,569	26,503,034
GNMA, 2.50%, 2/20/51	22,483,195	19,680,326
GNMA, 3.50%, 2/20/51	2,200,306	2,068,581
GNMA, 3.50%, 6/20/51	15,815,032	14,804,218
GNMA, 3.00%, 7/20/51	21,978,547	19,930,820
GNMA, 2.50%, 9/20/51	19,682,677	17,222,020
GNMA, 2.50%, 12/20/51	36,445,787	31,887,487
GNMA, 4.00%, 9/20/52	66,304,333	63,290,883
GNMA, 4.50%, 9/20/52	64,280,248	62,770,429
GNMA, 4.50%, 10/20/52	51,834,403	50,614,257

GNMA, 5.00%, 4/20/53	29,608,200	29,420,381
GNMA, 5.50%, 4/20/53	37,754,891	38,041,628
		2,054,881,677
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $2,092,772,704)		2,063,007,826
CORPORATE BONDS — 25.5%
Aerospace and Defense — 0.4%
Boeing Co., 5.81%, 5/1/50	3,202,000	3,318,077
Northrop Grumman Corp., 5.15%, 5/1/40	3,598,000	3,648,701
RTX Corp., 4.125%, 11/16/28	10,366,000	10,135,679
RTX Corp., 6.40%, 3/15/54	8,850,000	10,252,810
		27,355,267
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	2,857,000	2,346,585
Automobiles — 0.9%
Ford Motor Credit Co. LLC, 6.80%, 11/7/28	3,850,000	4,030,907
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	5,540,000	5,906,447
General Motors Financial Co., Inc., 2.75%, 6/20/25	13,221,000	12,718,341
General Motors Financial Co., Inc., 5.80%, 1/7/29	7,225,000	7,398,586
Hyundai Capital America, 6.50%, 1/16/29(1)	2,111,000	2,230,324
Hyundai Capital America, 6.20%, 9/21/30(1)	4,340,000	4,573,441
Toyota Motor Credit Corp., 5.25%, 9/11/28	5,910,000	6,124,518
Toyota Motor Credit Corp., 4.55%, 5/17/30	4,590,000	4,621,688
Toyota Motor Credit Corp., 5.55%, 11/20/30	7,640,000	8,051,588
		55,655,840
Banks — 5.4%
Banco Santander SA, 6.92%, 8/8/33	5,000,000	5,333,437
Banco Santander SA, 6.94%, 11/7/33	14,000,000	15,554,699
Bank of America Corp., VRN, 5.82%, 9/15/29	6,740,000	6,961,708
Bank of America Corp., VRN, 2.88%, 10/22/30	13,320,000	11,828,663
Bank of America Corp., VRN, 4.57%, 4/27/33	7,380,000	7,038,067
Bank of America Corp., VRN, 5.29%, 4/25/34	10,465,000	10,494,701
Bank of Montreal, 5.27%, 12/11/26	4,814,000	4,882,405
Barclays PLC, VRN, 6.69%, 9/13/34	6,693,000	7,159,946
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	5,660,000	5,745,552
BNP Paribas SA, VRN, 5.89%, 12/5/34(1)	7,500,000	7,841,358
BPCE SA, VRN, 7.00%, 10/19/34(1)	5,000,000	5,440,124
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	6,675,000	6,719,506
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	2,736,000	2,921,352
Citigroup, Inc., VRN, 3.67%, 7/24/28	6,085,000	5,803,189
Citigroup, Inc., VRN, 3.52%, 10/27/28	3,285,000	3,108,913
Citigroup, Inc., VRN, 3.98%, 3/20/30	5,038,000	4,785,260
Citigroup, Inc., VRN, 4.41%, 3/31/31	3,100,000	2,967,569
Citigroup, Inc., VRN, 3.06%, 1/25/33	5,670,000	4,839,469
Citigroup, Inc., VRN, 6.27%, 11/17/33	3,030,000	3,243,563
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)	6,275,000	6,578,518
Credit Agricole SA, VRN, 4.00%, 1/10/33(1)	10,725,000	9,939,791
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	7,320,000	6,608,438
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	5,990,000	6,075,656
Huntington National Bank, 5.65%, 1/10/30	7,700,000	7,773,984
Intesa Sanpaolo SpA, 4.00%, 9/23/29(1)	4,140,000	3,772,215
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	7,045,000	7,227,374
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	5,578,000	5,371,323
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	8,941,000	9,077,778
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	4,295,000	4,518,062

JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	10,613,000	9,181,183
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	7,070,000	5,983,428
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	3,210,000	3,481,464
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	7,502,000	7,572,254
KeyBank NA, 3.40%, 5/20/26	7,015,000	6,580,074
KeyCorp, VRN, 3.88%, 5/23/25	6,350,000	6,209,379
Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	5,639,000	5,741,685
PNC Financial Services Group, Inc., VRN, 6.62%, 10/20/27	6,050,000	6,278,364
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	3,805,000	3,958,014
PNC Financial Services Group, Inc., VRN, 6.875%, 10/20/34	3,935,000	4,370,053
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	5,350,000	5,655,430
Toronto-Dominion Bank, 5.26%, 12/11/26	3,252,000	3,317,489
Truist Bank, 3.625%, 9/16/25	4,657,000	4,503,690
Truist Bank, 3.30%, 5/15/26	7,084,000	6,764,294
Truist Bank, VRN, 2.64%, 9/17/29	4,384,000	4,081,723
Truist Financial Corp., VRN, 7.16%, 10/30/29	2,817,000	3,044,486
U.S. Bancorp, VRN, 6.79%, 10/26/27	8,955,000	9,353,987
U.S. Bancorp, VRN, 5.78%, 6/12/29	9,950,000	10,229,214
Wells Fargo & Co., VRN, 4.90%, 7/25/33	2,700,000	2,631,804
Wells Fargo & Co., VRN, 5.39%, 4/24/34	11,815,000	11,873,212
Wells Fargo & Co., VRN, 5.56%, 7/25/34	7,007,000	7,137,544
Wells Fargo Bank N.A., 5.25%, 12/11/26	15,445,000	15,639,702
		333,201,093
Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	29,520,000	29,440,480
Biotechnology — 0.5%
Amgen, Inc., 4.05%, 8/18/29	12,555,000	12,298,923
Amgen, Inc., 5.25%, 3/2/33	7,880,000	8,081,695
Amgen, Inc., 5.65%, 3/2/53	8,715,000	9,175,570
Gilead Sciences, Inc., 5.55%, 10/15/53	4,115,000	4,462,328
		34,018,516
Building Products†
Carrier Global Corp., 6.20%, 3/15/54(1)	1,730,000	2,001,902
Capital Markets — 2.0%
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	4,645,000	5,147,223
Blue Owl Capital Corp., 3.40%, 7/15/26	472,000	439,103
Charles Schwab Corp., VRN, 6.20%, 11/17/29	3,619,000	3,797,227
Charles Schwab Corp., VRN, 5.85%, 5/19/34	3,030,000	3,129,332
Charles Schwab Corp., VRN, 6.14%, 8/24/34	3,330,000	3,511,351
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	3,759,000	3,746,065
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	14,754,000	13,501,869
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	10,780,000	11,445,812
Goldman Sachs Group, Inc., VRN, 2.65%, 10/21/32	5,425,000	4,522,617
Golub Capital BDC, Inc., 7.05%, 12/5/28	8,033,000	8,429,249
LPL Holdings, Inc., 6.75%, 11/17/28	3,489,000	3,721,524
Macquarie Bank Ltd., 5.39%, 12/7/26(1)	5,751,000	5,830,240
Morgan Stanley, VRN, 1.16%, 10/21/25	10,317,000	9,931,438
Morgan Stanley, VRN, 5.16%, 4/20/29	5,876,000	5,913,062
Morgan Stanley, VRN, 6.41%, 11/1/29	2,805,000	2,974,632
Morgan Stanley, VRN, 6.34%, 10/18/33	6,800,000	7,335,643
Morgan Stanley, VRN, 5.42%, 7/21/34	238,000	241,656
Morgan Stanley, VRN, 6.63%, 11/1/34	5,960,000	6,601,883
Nasdaq, Inc., 5.55%, 2/15/34	4,995,000	5,192,268
UBS Group AG, VRN, 5.71%, 1/12/27(1)	6,000,000	6,035,435

UBS Group AG, VRN, 9.02%, 11/15/33(1)	9,070,000	11,156,293
		122,603,922
Chemicals — 0.1%
CF Industries, Inc., 4.95%, 6/1/43	3,700,000	3,392,797
Commercial Services and Supplies — 0.4%
Republic Services, Inc., 2.30%, 3/1/30	6,737,000	5,927,499
Veralto Corp., 5.45%, 9/18/33(1)	9,700,000	10,053,848
Waste Connections, Inc., 3.20%, 6/1/32	6,376,000	5,732,780
Waste Management, Inc., 4.625%, 2/15/33	3,200,000	3,211,947
		24,926,074
Consumer Finance — 0.1%
Synchrony Financial, 4.25%, 8/15/24	6,601,000	6,531,288
Consumer Staples Distribution & Retail — 0.2%
Sysco Corp., 6.00%, 1/17/34	9,135,000	9,894,260
Containers and Packaging — 0.1%
WRKCo, Inc., 3.00%, 9/15/24	3,525,000	3,459,387
Distributors — 0.1%
Genuine Parts Co., 6.50%, 11/1/28	3,856,000	4,097,971
Diversified Consumer Services — 0.2%
Duke University, 3.30%, 10/1/46	3,000,000	2,401,462
Novant Health, Inc., 3.17%, 11/1/51	5,345,000	3,745,638
Pepperdine University, 3.30%, 12/1/59	6,183,000	4,266,858
		10,413,958
Diversified REITs — 0.4%
Agree LP, 2.90%, 10/1/30	7,570,000	6,497,104
Essex Portfolio LP, 3.00%, 1/15/30	4,833,000	4,314,735
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	3,150,000	3,132,493
Kilroy Realty LP, 3.05%, 2/15/30	3,035,000	2,584,145
Simon Property Group LP, 6.25%, 1/15/34	2,766,000	3,011,057
Spirit Realty LP, 3.20%, 2/15/31	3,668,000	3,240,160
		22,779,694
Diversified Telecommunication Services — 0.7%
AT&T, Inc., 5.40%, 2/15/34	8,663,000	8,937,777
AT&T, Inc., 4.50%, 5/15/35	6,957,000	6,595,215
AT&T, Inc., 4.90%, 8/15/37	5,435,000	5,254,780
AT&T, Inc., 4.85%, 3/1/39	4,300,000	4,119,229
Sprint Capital Corp., 6.875%, 11/15/28	5,474,000	5,934,998
Sprint Capital Corp., 8.75%, 3/15/32	10,210,000	12,613,822
Verizon Communications, Inc., 4.81%, 3/15/39	2,395,000	2,317,951
		45,773,772
Electric Utilities — 2.4%
American Electric Power Co., Inc., 5.20%, 1/15/29	8,385,000	8,503,600
Baltimore Gas & Electric Co., 2.25%, 6/15/31	3,947,000	3,363,308
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	6,380,000	6,278,539
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	3,297,000	3,358,532
Commonwealth Edison Co., 5.30%, 2/1/53	5,016,000	5,103,404
Duke Energy Carolinas LLC, 2.55%, 4/15/31	2,596,000	2,254,452
Duke Energy Corp., 2.55%, 6/15/31	4,270,000	3,646,395
Duke Energy Corp., 5.00%, 8/15/52	4,300,000	4,023,784
Duke Energy Florida LLC, 1.75%, 6/15/30	6,596,000	5,506,378
Duke Energy Florida LLC, 5.875%, 11/15/33	2,192,000	2,364,237
Duke Energy Florida LLC, 3.85%, 11/15/42	3,933,000	3,251,371
Duke Energy Progress LLC, 2.00%, 8/15/31	8,150,000	6,738,037
Duke Energy Progress LLC, 4.15%, 12/1/44	6,243,000	5,329,118
Duke Energy Progress LLC, 5.35%, 3/15/53	2,320,000	2,356,066

Exelon Corp., 5.15%, 3/15/28	3,693,000	3,756,609
Florida Power & Light Co., 2.45%, 2/3/32	7,453,000	6,404,273
Florida Power & Light Co., 4.125%, 2/1/42	3,131,000	2,826,528
Georgia Power Co., 4.95%, 5/17/33	2,830,000	2,854,914
MidAmerican Energy Co., 4.40%, 10/15/44	5,027,000	4,511,021
MidAmerican Energy Co., 3.15%, 4/15/50	3,920,000	2,806,854
MidAmerican Energy Co., 5.85%, 9/15/54	6,282,000	6,967,598
Nevada Power Co., 6.00%, 3/15/54	1,746,000	1,919,044
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	5,010,000	5,060,112
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	3,180,000	3,188,432
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	4,476,000	4,405,466
Northern States Power Co., 3.20%, 4/1/52	4,200,000	3,115,021
Northern States Power Co., 5.10%, 5/15/53	4,870,000	4,919,545
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33(1)	2,856,000	3,044,446
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(1)	2,785,000	2,743,305
Pacific Gas & Electric Co., 6.40%, 6/15/33	1,570,000	1,653,545
Pacific Gas & Electric Co., 6.95%, 3/15/34	2,770,000	3,046,217
Pacific Gas & Electric Co., 4.20%, 6/1/41	2,695,000	2,161,120
PECO Energy Co., 4.375%, 8/15/52	6,520,000	5,876,058
Public Service Co. of Colorado, 1.875%, 6/15/31	5,819,000	4,794,482
Southern Co., 5.20%, 6/15/33	3,444,000	3,515,783
Union Electric Co., 5.45%, 3/15/53	4,540,000	4,689,544
Xcel Energy, Inc., 4.60%, 6/1/32	2,240,000	2,185,540
		148,522,678
Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33	2,870,000	2,914,342
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	2,166,000	2,120,126
Warnermedia Holdings, Inc., 3.79%, 3/15/25	1,724,000	1,690,466
Warnermedia Holdings, Inc., 5.05%, 3/15/42	4,685,000	4,132,546
Warnermedia Holdings, Inc., 5.14%, 3/15/52	6,150,000	5,282,516
		13,225,654
Financial Services — 0.5%
Antares Holdings LP, 2.75%, 1/15/27(1)	4,144,000	3,674,384
Corebridge Financial, Inc., 3.90%, 4/5/32	7,145,000	6,463,977
Corebridge Financial, Inc., 5.75%, 1/15/34	6,150,000	6,290,948
Deutsche Bank AG, VRN, 7.15%, 7/13/27	5,820,000	6,044,343
GE Capital Funding LLC, 4.55%, 5/15/32	6,600,000	6,463,593
		28,937,245
Food Products — 0.6%
JDE Peet's NV, 2.25%, 9/24/31(1)	7,952,000	6,374,026
Kraft Heinz Foods Co., 5.00%, 6/4/42	9,090,000	8,767,741
Mars, Inc., 4.75%, 4/20/33(1)	6,588,000	6,650,261
Mars, Inc., 3.875%, 4/1/39(1)	2,074,000	1,822,972
Mondelez International, Inc., 2.625%, 3/17/27	5,600,000	5,285,265
Nestle Holdings, Inc., 4.85%, 3/14/33(1)	5,560,000	5,710,285
		34,610,550
Gas Utilities — 0.1%
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	4,732,000	3,720,303
Ground Transportation — 0.5%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	2,136,000	2,111,958
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	6,801,000	6,934,495
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	5,373,000	4,779,309
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	3,270,000	2,487,573
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	3,036,000	3,163,373

Union Pacific Corp., 3.55%, 8/15/39	9,116,000	7,823,109
United Rentals North America, Inc., 6.00%, 12/15/29(1)	3,000,000	3,047,994
		30,347,811
Health Care Equipment and Supplies — 0.4%
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	12,640,000	13,089,913
Stryker Corp., 4.85%, 12/8/28	11,830,000	11,970,644
		25,060,557
Health Care Providers and Services — 1.3%
Centene Corp., 2.45%, 7/15/28	9,250,000	8,245,032
Centene Corp., 4.625%, 12/15/29	4,011,000	3,850,489
Centene Corp., 3.375%, 2/15/30	6,630,000	5,956,957
CVS Health Corp., 5.05%, 3/25/48	6,705,000	6,277,049
CVS Health Corp., 5.625%, 2/21/53	4,345,000	4,410,872
Duke University Health System, Inc., 3.92%, 6/1/47	2,697,000	2,305,024
HCA, Inc., 5.20%, 6/1/28	3,200,000	3,234,860
HCA, Inc., 5.50%, 6/1/33	5,821,000	5,914,856
HCA, Inc., 5.90%, 6/1/53	5,660,000	5,810,162
IQVIA, Inc., 6.25%, 2/1/29(1)	8,075,000	8,439,966
Kaiser Foundation Hospitals, 3.00%, 6/1/51	4,160,000	2,966,713
Quest Diagnostics, Inc., 6.40%, 11/30/33	5,337,000	5,921,405
UnitedHealth Group, Inc., 5.05%, 4/15/53	9,600,000	9,706,877
Universal Health Services, Inc., 1.65%, 9/1/26	6,747,000	6,141,309
		79,181,571
Hotels, Restaurants and Leisure — 0.2%
Marriott International, Inc., 3.50%, 10/15/32	3,656,000	3,261,363
Starbucks Corp., 2.55%, 11/15/30	8,995,000	7,960,518
		11,221,881
Household Durables — 0.1%
DR Horton, Inc., 2.50%, 10/15/24	5,488,000	5,358,330
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	7,005,000	5,845,969
Industrial REITs — 0.1%
LXP Industrial Trust, 6.75%, 11/15/28	3,192,000	3,358,274
Insurance — 0.4%
American International Group, Inc., 5.125%, 3/27/33	5,260,000	5,341,352
Athene Holding Ltd., 5.875%, 1/15/34	5,315,000	5,369,621
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	10,435,000	8,558,313
MetLife, Inc., 5.375%, 7/15/33	3,815,000	3,979,967
		23,249,253
IT Services — 0.3%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	10,631,000	10,120,499
Kyndryl Holdings, Inc., 2.70%, 10/15/28	9,256,000	8,166,415
Kyndryl Holdings, Inc., 3.15%, 10/15/31	2,339,000	1,956,258
		20,243,172
Machinery — 0.3%
Ingersoll Rand, Inc., 5.70%, 8/14/33	3,792,000	4,013,750
John Deere Capital Corp., 4.95%, 7/14/28	8,370,000	8,586,246
John Deere Capital Corp., 4.70%, 6/10/30	5,300,000	5,388,960
		17,988,956
Media — 0.9%
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/26	3,200,000	3,272,357
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 4/1/38	4,800,000	4,334,679
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	4,060,000	3,302,626
Comcast Corp., 7.05%, 3/15/33	2,265,000	2,643,376
Comcast Corp., 3.20%, 7/15/36	6,000,000	5,048,262

Comcast Corp., 3.75%, 4/1/40	5,492,000	4,727,214
Comcast Corp., 2.94%, 11/1/56	4,870,000	3,205,959
Cox Communications, Inc., 3.15%, 8/15/24(1)	1,806,000	1,776,471
Cox Communications, Inc., 3.85%, 2/1/25(1)	3,245,000	3,192,463
Cox Communications, Inc., 5.70%, 6/15/33(1)	2,739,000	2,850,753
Fox Corp., 6.50%, 10/13/33	8,215,000	8,897,455
Paramount Global, 6.875%, 4/30/36	8,595,000	8,730,667
Paramount Global, 5.90%, 10/15/40	852,000	772,635
WPP Finance 2010, 3.75%, 9/19/24	6,065,000	5,965,713
		58,720,630
Metals and Mining — 0.2%
Glencore Funding LLC, 6.375%, 10/6/30(1)	3,175,000	3,412,288
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	3,817,000	3,080,533
South32 Treasury Ltd., 4.35%, 4/14/32(1)	5,400,000	4,871,393
		11,364,214
Multi-Utilities — 0.7%
Ameren Corp., 3.50%, 1/15/31	8,083,000	7,379,806
Ameren Illinois Co., 4.95%, 6/1/33	3,300,000	3,344,294
CenterPoint Energy, Inc., 2.65%, 6/1/31	4,853,000	4,143,438
Dominion Energy, Inc., 4.90%, 8/1/41	4,957,000	4,596,015
DTE Energy Co., 4.875%, 6/1/28	3,840,000	3,876,530
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	8,785,000	9,450,063
Sempra, 3.25%, 6/15/27	4,523,000	4,289,715
Sempra, 5.50%, 8/1/33	7,700,000	7,987,206
		45,067,067
Oil, Gas and Consumable Fuels — 1.6%
Aker BP ASA, 6.00%, 6/13/33(1)	2,370,000	2,463,376
BP Capital Markets America, Inc., 3.06%, 6/17/41	4,820,000	3,731,176
Cenovus Energy, Inc., 2.65%, 1/15/32	4,780,000	3,963,895
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	7,000,000	7,334,371
Diamondback Energy, Inc., 6.25%, 3/15/33	5,980,000	6,392,974
Enbridge, Inc., 5.70%, 3/8/33	6,223,000	6,470,788
Energy Transfer LP, 5.75%, 2/15/33	5,588,000	5,768,627
Energy Transfer LP, 6.55%, 12/1/33	2,956,000	3,212,123
Energy Transfer LP, 4.90%, 3/15/35	4,927,000	4,701,061
Energy Transfer LP, 6.125%, 12/15/45	2,780,000	2,806,212
Enterprise Products Operating LLC, 4.85%, 3/15/44	4,503,000	4,334,894
EQT Corp., 3.625%, 5/15/31(1)	4,180,000	3,738,278
Equinor ASA, 3.25%, 11/18/49	2,481,000	1,882,963
Occidental Petroleum Corp., 6.625%, 9/1/30	10,115,000	10,769,744
Occidental Petroleum Corp., 6.45%, 9/15/36	2,880,000	3,051,047
ONEOK, Inc., 6.05%, 9/1/33	2,395,000	2,538,640
Ovintiv, Inc., 6.25%, 7/15/33	2,930,000	3,031,422
Petroleos Mexicanos, 6.625%, 6/15/35	1,050,000	806,596
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	8,620,000	8,660,986
Shell International Finance BV, 2.375%, 11/7/29	5,500,000	4,952,107
Shell International Finance BV, 4.375%, 5/11/45	3,230,000	2,964,670
Targa Resources Corp., 6.50%, 3/30/34	2,795,000	3,021,523
		96,597,473
Personal Care Products — 0.3%
Haleon US Capital LLC, 4.00%, 3/24/52	2,795,000	2,371,114
Kenvue, Inc., 4.90%, 3/22/33	18,860,000	19,448,854
		21,819,968
Pharmaceuticals — 0.4%
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	9,645,000	9,670,199

Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	6,300,000	6,436,348
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	9,975,000	9,644,357
Viatris, Inc., 4.00%, 6/22/50	2,059,000	1,450,753
		27,201,657
Retail REITs — 0.3%
Kimco Realty OP LLC, 6.40%, 3/1/34	6,920,000	7,593,422
NNN REIT, Inc., 5.60%, 10/15/33	7,735,000	7,991,133
NNN REIT, Inc., 4.80%, 10/15/48	4,265,000	3,746,741
		19,331,296
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 3.42%, 4/15/33(1)	7,365,000	6,472,084
Intel Corp., 5.70%, 2/10/53	4,830,000	5,226,788
NVIDIA Corp., 2.00%, 6/15/31	6,570,000	5,634,519
NXP BV / NXP Funding LLC, 5.35%, 3/1/26	2,395,000	2,408,423
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	9,090,000	7,727,492
		27,469,306
Software — 0.1%
Oracle Corp., 3.85%, 7/15/36	3,615,000	3,153,048
Oracle Corp., 3.60%, 4/1/40	5,110,000	4,078,961
		7,232,009
Specialized REITs — 0.1%
American Tower Corp., 5.55%, 7/15/33	8,706,000	9,013,845
Specialty Retail — 0.4%
AutoZone, Inc., 4.00%, 4/15/30	5,360,000	5,152,476
AutoZone, Inc., 6.55%, 11/1/33	3,780,000	4,201,392
Lowe's Cos., Inc., 5.625%, 4/15/53	10,705,000	11,232,769
O'Reilly Automotive, Inc., 5.75%, 11/20/26	5,915,000	6,058,987
		26,645,624
Technology Hardware, Storage and Peripherals — 0.1%
Apple, Inc., 3.95%, 8/8/52	10,810,000	9,469,721
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.00%, 11/27/26	9,235,000	9,577,706
Tapestry, Inc., 7.85%, 11/27/33	3,472,000	3,705,538
		13,283,244
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	3,703,000	3,652,359
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	4,217,000	3,689,127
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 6.15%, 2/27/37	3,905,000	4,227,818
TOTAL CORPORATE BONDS (Cost $1,577,024,875)		1,576,464,710
U.S. TREASURY SECURITIES — 24.7%
U.S. Treasury Bonds, 5.00%, 5/15/37	5,000,000	5,594,531
U.S. Treasury Bonds, 4.50%, 5/15/38	10,000,000	10,631,641
U.S. Treasury Bonds, 3.50%, 2/15/39	25,000,000	23,689,942
U.S. Treasury Bonds, 4.375%, 11/15/39	4,000,000	4,168,281
U.S. Treasury Bonds, 1.125%, 8/15/40	3,000,000	1,916,484
U.S. Treasury Bonds, 1.375%, 11/15/40	3,000,000	1,991,836
U.S. Treasury Bonds, 3.75%, 8/15/41	11,000,000	10,470,625
U.S. Treasury Bonds, 3.00%, 5/15/42	28,000,000	23,697,187
U.S. Treasury Bonds, 3.25%, 5/15/42	24,000,000	21,067,500
U.S. Treasury Bonds, 3.375%, 8/15/42	26,000,000	23,194,336
U.S. Treasury Bonds, 4.00%, 11/15/42	27,000,000	26,248,008
U.S. Treasury Bonds, 3.875%, 2/15/43	19,000,000	18,122,734

U.S. Treasury Bonds, 3.875%, 5/15/43	32,000,000	30,517,500
U.S. Treasury Bonds, 4.375%, 8/15/43	55,000,000	56,160,156
U.S. Treasury Bonds, 3.75%, 11/15/43	8,000,000	7,479,688
U.S. Treasury Bonds, 4.75%, 11/15/43	29,200,000	31,330,688
U.S. Treasury Bonds, 3.125%, 8/15/44	1,000,000	847,148
U.S. Treasury Bonds, 2.50%, 2/15/45	7,600,000	5,757,891
U.S. Treasury Bonds, 2.50%, 2/15/46	8,000,000	6,006,563
U.S. Treasury Bonds, 2.75%, 8/15/47	5,000,000	3,895,508
U.S. Treasury Bonds, 2.75%, 11/15/47	5,000,000	3,893,750
U.S. Treasury Bonds, 3.00%, 8/15/48	2,100,000	1,710,188
U.S. Treasury Bonds, 2.25%, 8/15/49	14,000,000	9,781,953
U.S. Treasury Bonds, 2.00%, 2/15/50	5,000,000	3,291,406
U.S. Treasury Bonds, 1.25%, 5/15/50	3,500,000	1,887,129
U.S. Treasury Bonds, 3.00%, 8/15/52	3,000,000	2,454,141
U.S. Treasury Bonds, 4.00%, 11/15/52	28,500,000	28,124,824
U.S. Treasury Bonds, 4.125%, 8/15/53	27,000,000	27,299,531
U.S. Treasury Bonds, 4.75%, 11/15/53	27,000,000	30,284,297
U.S. Treasury Notes, 3.00%, 6/30/24(2)	30,000,000	29,686,653
U.S. Treasury Notes, 4.50%, 11/30/24(2)	6,000,000	5,978,232
U.S. Treasury Notes, 1.125%, 1/15/25	2,000,000	1,926,705
U.S. Treasury Notes, 4.625%, 6/30/25	40,000,000	40,100,781
U.S. Treasury Notes, 5.00%, 10/31/25	80,000,000	80,921,875
U.S. Treasury Notes, 4.875%, 11/30/25	99,000,000	100,032,539
U.S. Treasury Notes, 0.75%, 3/31/26	30,000,000	27,837,891
U.S. Treasury Notes, 0.875%, 6/30/26	20,000,000	18,497,266
U.S. Treasury Notes, 4.625%, 9/15/26	76,000,000	77,067,266
U.S. Treasury Notes, 4.625%, 11/15/26	100,000,000	101,593,750
U.S. Treasury Notes, 4.375%, 12/15/26	100,000,000	100,992,188
U.S. Treasury Notes, 1.75%, 12/31/26	3,500,000	3,279,678
U.S. Treasury Notes, 0.50%, 8/31/27	3,000,000	2,651,074
U.S. Treasury Notes, 3.625%, 5/31/28	55,000,000	54,425,293
U.S. Treasury Notes, 1.25%, 6/30/28	7,000,000	6,243,535
U.S. Treasury Notes, 4.375%, 8/31/28	90,000,000	91,938,867
U.S. Treasury Notes, 1.25%, 9/30/28	2,000,000	1,772,773
U.S. Treasury Notes, 4.875%, 10/31/28	60,000,000	62,643,750
U.S. Treasury Notes, 3.125%, 11/15/28	60,000,000	57,972,656
U.S. Treasury Notes, 4.375%, 11/30/28	55,000,000	56,289,063
U.S. Treasury Notes, 1.875%, 2/28/29	15,000,000	13,599,609
U.S. Treasury Notes, 3.875%, 11/30/29	37,000,000	36,937,851
U.S. Treasury Notes, 3.875%, 12/31/29	5,000,000	4,992,578
U.S. Treasury Notes, 4.875%, 10/31/30	120,000,000	126,956,250
TOTAL U.S. TREASURY SECURITIES (Cost $1,532,166,514)		1,525,853,589
COLLATERALIZED LOAN OBLIGATIONS — 4.7%
ABPCI Direct Lending Fund CLO IV Ltd., Series 2017-2A, Class BR, VRN, 7.55%, (3-month SOFR plus 2.16%), 10/27/33(1)	9,900,000	9,524,367
ACREC LLC, Series 2023-FL2, Class A, VRN, 7.59%, (1-month SOFR plus 2.23%), 2/19/38(1)	8,620,000	8,617,232
AIMCO CLO 10 Ltd., Series 2019-10A, Class BR, VRN, 7.27%, (3-month SOFR plus 1.86%), 7/22/32(1)	9,000,000	8,986,696
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.45%, (1-month SOFR plus 1.08%), 12/15/35(1)	8,601,325	8,493,378
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL2, Class A, VRN, 6.58%, (1-month SOFR plus 1.21%), 5/15/36(1)	9,844,500	9,739,017
Ares XL CLO Ltd., Series 2016-40A, Class BRR, VRN, 7.46%, (3-month SOFR plus 2.06%), 1/15/29(1)	8,900,000	8,907,691
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	7,000,000	6,953,676
BDS Ltd., Series 2021-FL8, Class A, VRN, 6.39%, (1-month SOFR plus 1.03%), 1/18/36(1)	8,062,855	7,968,615
BXMT Ltd., Series 2020-FL2, Class A, VRN, 6.38%, (1-month SOFR plus 1.01%), 2/15/38(1)	6,484,414	6,188,563

BXMT Ltd., Series 2020-FL2, Class C, VRN, 7.13%, (1-month SOFR plus 1.76%), 2/15/38(1)	11,971,000	10,516,623
Canyon Capital CLO Ltd., Series 2017-1A, Class BR, VRN, 7.26%, (3-month SOFR plus 1.86%), 7/15/30(1)	5,725,000	5,726,074
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class BRR, VRN, 7.84%, (3-month SOFR plus 2.46%), 8/14/30(1)	8,150,000	8,194,528
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(1)	4,727,018	4,717,886
Cerberus Loan Funding XXXIX LP, Series 2022-3A, Class A, VRN, 7.79%, (3-month SOFR plus 2.40%), 1/20/33(1)	12,120,908	12,101,039
Cerberus Loan Funding XXXVI LP, Series 2021-6A, Class A, VRN, 7.06%, (3-month SOFR plus 1.66%), 11/22/33(1)	1,453,253	1,452,614
FS Rialto Issuer LLC, Series 2022-FL6, Class A, SEQ, VRN, 7.94%, (1-month SOFR plus 2.58%), 8/17/37(1)	9,545,000	9,581,541
KKR CLO 18 Ltd., Series 2018, Class BR, VRN, 7.26%, (3-month SOFR plus 1.86%), 7/18/30(1)	9,725,000	9,751,339
KKR CLO 22 Ltd., Series 2022A, Class A, VRN, 6.83%, (3-month SOFR plus 1.41%), 7/20/31(1)	8,279,294	8,288,789
KREF Ltd., Series 2021-FL2, Class B, VRN, 7.13%, (1-month SOFR plus 1.76%), 2/15/39(1)	12,900,000	11,975,091
MF1 Ltd., Series 2021-FL7, Class AS, VRN, 6.92%, (1-month SOFR plus 1.56%), 10/16/36(1)	17,817,000	17,046,949
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.36%, (3-month SOFR plus 1.96%), 1/16/31(1)	9,200,000	9,187,807
Octagon Investment Partners XV Ltd., Series 2013-1A, Class BRR, VRN, 7.16%, (3-month SOFR plus 1.76%), 7/19/30(1)	13,675,000	13,634,563
Palmer Square CLO Ltd., Series 2023-4A, Class B, VRN, 7.56%, (3-month SOFR plus 2.15%), 10/20/33(1)	8,000,000	8,044,357
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.29%, (3-month SOFR plus 1.90%), 10/15/30(1)	9,325,000	9,318,709
PFP Ltd., Series 2021-8, Class C, VRN, 7.28%, (1-month SOFR plus 1.91%), 8/9/37(1)	13,851,000	13,254,047
Shackleton CLO Ltd., Series 2017-11A, Class BR1, VRN, 7.29%, (3-month SOFR plus 1.91%), 8/15/30(1)	16,550,000	16,509,146
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.11%, (1-month SOFR plus 2.75%), 5/19/38(1)	9,005,500	8,977,398
TCW CLO Ltd., Series 2018-1A, Class BR, VRN, 7.29%, (3-month SOFR plus 1.91%), 4/25/31(1)	12,125,000	12,125,040
THL Credit Wind River CLO Ltd., Series 2013-2A, Class BR2, VRN, 7.23%, (3-month SOFR plus 1.83%), 10/18/30(1)	9,275,000	9,243,563
THL Credit Wind River CLO Ltd., Series 2017-4A, Class B, VRN, 7.08%, (3-month SOFR plus 1.71%), 11/20/30(1)	7,525,000	7,509,588
Wind River CLO Ltd., Series 2013-1A, Class A1RR, VRN, 6.66%, (3-month SOFR plus 1.24%), 7/20/30(1)	5,353,373	5,349,285
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $291,444,418)		287,885,211
ASSET-BACKED SECURITIES — 2.6%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)	10,582,000	9,270,276
Blackbird Capital II Aircraft Lease Ltd., Series 2021-1A, Class A, SEQ, 2.44%, 7/15/46(1)	11,029,174	9,529,767
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)	5,949,964	5,406,710
Castlelake Aircraft Structured Trust, Series 2021-1A, Class A, SEQ, 3.47%, 1/15/46(1)	2,249,336	2,067,371
Clsec Holdings 22t LLC, Series 2021-1, Class B, 3.46%, 5/11/37(1)	23,259,502	19,482,214
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)	30,028,763	27,213,491
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)	14,726,852	13,674,041
Flexential Issuer, Series 2021-1A, Class A2, SEQ, 3.25%, 11/27/51(1)	19,850,000	17,851,369
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)	6,968,561	6,166,369
Goodgreen Trust, Series 2020-1A, Class A, SEQ, 2.63%, 4/15/55(1)	8,071,175	6,371,255
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)	6,008,988	4,756,912
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)	9,088,491	8,053,884
Navigator Aircraft ABS Ltd., Series 2021-1, Class A, SEQ, 2.77%, 11/15/46(1)	12,812,501	11,206,710
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61(1)	23,177,000	18,865,360
Sierra Timeshare Receivables Funding LLC, Series 2021-1A, Class C, 1.79%, 11/20/37(1)	2,399,020	2,260,754
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)	1,835,310	1,793,819
TOTAL ASSET-BACKED SECURITIES (Cost $187,200,028)		163,970,302
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.6%
Private Sponsor Collateralized Mortgage Obligations — 2.4%
Bellemeade Re Ltd., Series 2019-3A, Class B1, VRN, 7.97%, (1-month SOFR plus 2.61%), 7/25/29(1)	7,080,000	7,106,689
Bellemeade Re Ltd., Series 2019-3A, Class M1C, VRN, 7.42%, (1-month SOFR plus 2.06%), 7/25/29(1)	2,832,907	2,839,487
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35	14,783	13,296
CHNGE Mortgage Trust, Series 2022-1, Class A1, SEQ, VRN, 3.01%, 1/25/67(1)	9,509,464	8,672,425
CSMC Mortgage Trust, Series 2020-AFC1, Class A3, VRN, 2.51%, 2/25/50(1)	1,267,214	1,182,638
CSMC Mortgage Trust, Series 2021-NQM6, Class A1, SEQ, VRN, 1.17%, 7/25/66(1)	4,306,587	3,463,385
CSMC Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.38%, 2/25/66(1)	3,031,814	2,587,067
CSMC Trust, Series 2021-NQM6, Class A3, SEQ, VRN, 1.59%, 7/25/66(1)	11,465,922	9,219,675
CSMC Trust, Series 2022-NQM4, Class A3, SEQ, 4.82%, 6/25/67(1)	8,652,244	8,490,951

Deephaven Residential Mortgage Trust, Series 2020-2, Class M1, VRN, 4.11%, 5/25/65(1)	9,000,000	8,593,376
Eagle RE Ltd., Series 2021-1, Class M1C, VRN, 8.04%, (30-day average SOFR plus 2.70%), 10/25/33(1)	4,781,543	4,805,555
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)	13,050,000	13,576,736
GCAT Trust, Series 2021-CM2, Class A1, SEQ, VRN, 2.35%, 8/25/66(1)	15,477,095	14,211,983
GCAT Trust, Series 2021-NQM1, Class A3, SEQ, VRN, 1.15%, 1/25/66(1)	2,453,874	2,013,991
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)	4,706,042	4,741,325
JP Morgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.45%, 1/25/47(1)	133,615	118,461
JP Morgan Mortgage Trust, Series 2020-3, Class A15, VRN, 3.50%, 8/25/50(1)	2,129,359	1,876,175
MFA Trust, Series 2021-INV1, Class A3, SEQ, VRN, 1.26%, 1/25/56(1)	815,925	757,816
MFA Trust, Series 2021-INV2, Class A3, SEQ, VRN, 2.26%, 11/25/56(1)	10,747,246	9,186,625
MFA Trust, Series 2021-NQM1, Class A1, VRN, 1.15%, 4/25/65(1)	1,704,192	1,555,032
MFA Trust, Series 2021-NQM1, Class A3, VRN, 1.64%, 4/25/65(1)	3,925,744	3,590,874
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, VRN, 6.22%, (1-month SOFR plus 0.86%), 5/25/55(1)	7,800,000	7,796,057
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)	976,783	857,777
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)	7,888,000	7,168,728
TYSN Mortgage Trust, Series 2023-CRNR, Class A, SEQ, VRN, 6.80%, 12/10/33(1)	17,294,000	18,035,117
Verus Securitization Trust, Series 2021-6, Class A2, VRN, 1.78%, 10/25/66(1)	3,527,093	2,920,524
Verus Securitization Trust, Series 2021-R2, Class A2, VRN, 1.12%, 2/25/64(1)	2,390,476	2,120,364
Verus Securitization Trust, Series 2021-R2, Class A3, VRN, 1.23%, 2/25/64(1)	2,820,606	2,502,917
		150,005,046
U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)	3,993,101	4,029,391
FHLMC, Series 3397, Class GF, VRN, 5.95%, (30-day average SOFR plus 0.61%), 12/15/37	803,484	799,723
FNMA, Series 2014-C02, Class 2M2, VRN, 8.05%, (30-day average SOFR plus 2.71%), 5/25/24	1,205,116	1,213,216
FNMA, Series 2017-C03, Class 1M2C, VRN, 8.45%, (30-day average SOFR plus 3.11%), 10/25/29	1,790,000	1,845,765
GNMA, Series 2007-5, Class FA, VRN, 5.61%, (1-month SOFR plus 0.25%), 2/20/37	671,021	670,240
		8,558,335
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $163,822,694)		158,563,381
MUNICIPAL SECURITIES — 0.9%
California State University Rev., 2.98%, 11/1/51	4,000,000	2,854,806
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49	6,048,000	5,065,058
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34	10,765,000	9,083,060
Houston GO, 3.96%, 3/1/47	2,500,000	2,233,040
Los Angeles Community College District GO, 6.75%, 8/1/49	2,400,000	3,000,076
Los Angeles Department of Airports Rev., 6.58%, 5/15/39	1,445,000	1,596,892
Los Angeles Unified School District GO, 5.75%, 7/1/34	2,250,000	2,391,938
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47	5,000,000	3,930,110
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	100,000	103,434
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	970,000	1,174,873
New York City GO, 5.97%, 3/1/36	500,000	539,407
New York City GO, 6.27%, 12/1/37	335,000	370,055
New York State Dormitory Authority Rev. (State of New York Personal Income Tax Revenue), 3.19%, 2/15/43	500,000	384,252
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48	5,645,000	4,259,219
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	2,300,000	2,320,574
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60	4,120,000	2,935,315
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36	1,360,000	1,479,830
State of California GO, 4.60%, 4/1/38	3,035,000	2,931,584
State of California GO, 7.60%, 11/1/40	455,000	580,522
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41	3,865,000	4,001,466
University of California Rev., 3.07%, 5/15/51	3,480,000	2,510,747
TOTAL MUNICIPAL SECURITIES (Cost $63,934,082)		53,746,258
U.S. GOVERNMENT AGENCY SECURITIES — 0.8%
FHLMC, 6.25%, 7/15/32	1,000,000	1,160,152

FNMA, 0.75%, 10/8/27	29,724,000	26,398,663
FNMA, 0.875%, 8/5/30	4,300,000	3,506,374
FNMA, 6.625%, 11/15/30	10,000,000	11,516,348
Tennessee Valley Authority, 1.50%, 9/15/31	5,000,000	4,145,865
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $51,187,214)		46,727,402
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)	8,839,868	7,577,078
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.88%, (1-month SOFR plus 2.51%), 9/15/36(1)	10,600,000	10,128,265
BX Trust, Series 2018-GW, Class A, VRN, 6.46%, (1-month SOFR plus 1.10%), 5/15/35(1)	9,307,000	9,224,350
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $28,975,800)		26,929,693
SOVEREIGN GOVERNMENTS AND AGENCIES — 0.3%
Panama — 0.1%
Panama Government International Bonds, 4.50%, 4/1/56	6,000,000	4,044,544
Peru — 0.1%
Peruvian Government International Bond, 5.625%, 11/18/50	4,946,000	5,163,773
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34	5,735,000	6,512,608
Poland†
Republic of Poland Government International Bond, 4.00%, 1/22/24	230,000	229,831
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $17,675,121)		15,950,756
SHORT-TERM INVESTMENTS — 5.3%
Certificates of Deposit — 0.6%
Credit Agricole Corporate & Investment Bank, 5.30%, 1/2/24(1)	37,400,000	37,400,000
Commercial Paper(3) — 0.1%
Barton Capital SA, 5.47%, 1/2/24(1)	3,833,000	3,830,732
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class	64,227,896	64,227,896
Repurchase Agreements — 2.4%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $10,631,301), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $10,419,022)		10,412,890
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 7/31/26, valued at $127,424,562), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $124,999,706)		124,926,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 1.25% - 2.50%, 2/28/26 - 8/15/31, valued at $10,660,267), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $10,451,151)		10,445,000
		145,783,890
Treasury Bills(3) — 0.2%
U.S. Treasury Bills, 4.95%, 11/29/24	15,000,000	14,370,629
Discount Notes(3) — 1.0%
Federal Home Loan Bank Discount Notes, 1.06%, 1/3/24	60,000,000	59,956,667
TOTAL SHORT-TERM INVESTMENTS (Cost $325,582,382)		325,569,814
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $6,331,785,832)		6,244,668,942
OTHER ASSETS AND LIABILITIES — (1.2)%		(71,013,294)
TOTAL NET ASSETS — 100.0%		$6,173,655,648

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	246	March 2024	$37,265,074	$583,485
U.S. Treasury 2-Year Notes	1,771	March 2024	364,673,804	1,158,797
U.S. Treasury 5-Year Notes	3,936	March 2024	428,132,252	7,609,819
U.S. Treasury 10-Year Notes	961	March 2024	108,487,891	1,560,384
U.S. Treasury 10-Year Ultra Notes	66	March 2024	7,789,031	23,590
U.S. Treasury Long Bonds	1,000	March 2024	124,937,500	5,669,364
U.S. Treasury Ultra Bonds	860	March 2024	114,890,625	7,794,685
			$1,186,176,177	$24,400,124
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
VRN	–	Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.
†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $890,524,938, which represented 14.4% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts. At the period end, the aggregate value of securities pledged was $21,204,362.
(3)The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper and certificates of deposit are valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$2,063,007,826	—
Corporate Bonds	—	1,576,464,710	—
U.S. Treasury Securities	—	1,525,853,589	—
Collateralized Loan Obligations	—	287,885,211	—
Asset-Backed Securities	—	163,970,302	—
Collateralized Mortgage Obligations	—	158,563,381	—
Municipal Securities	—	53,746,258	—
U.S. Government Agency Securities	—	46,727,402	—
Commercial Mortgage-Backed Securities	—	26,929,693	—
Sovereign Governments and Agencies	—	15,950,756	—
Short-Term Investments	$64,227,896	261,341,918	—
	$64,227,896	$6,180,441,046	—
Other Financial Instruments
Futures Contracts	$23,816,639	$583,485	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.